Other long-term liabilities and deferred credits (Tables)	12 Months Ended
Dec. 31, 2018
Other Liabilities Disclosure [Abstract]
Other Long Term Liabilities
Other long-term liabilities consist of the following:

	2018	2017
Advances in aid of construction (a)	$63,703	$62,683
Environmental remediation obligation (b)	55,621	54,322
Asset retirement obligations (c)	43,291	44,166
Customer deposits (d)	29,974	28,529
Unamortized investment tax credits (e)	17,491	17,839
Deferred credits (f)	42,711	21,168
Preferred shares, Series C (g)	13,418	14,718
Other (h)	39,710	45,434
	305,919	288,859
Less: current portion	(42,337)	(46,754)
	$263,582	$242,105

(a)	Advances in aid of construction
The Company’s regulated utilities have various agreements with real estate development companies (the “developers”) conducting business within the Company’s utility service territories, whereby funds are advanced to the Company by the developers to assist with funding some or all of the costs of the development.
In many instances, developer advances can be subject to refund but the refund is non-interest bearing. Refunds of developer advances are made over periods generally ranging from 5 to 40 years. Advances not refunded within the prescribed period are usually not required to be repaid. After the prescribed period has lapsed, any remaining unpaid balance is transferred to contributions in aid of construction and recorded as an offsetting amount to the cost of property, plant and equipment. In 2018, $3,687 (2017 - $10,498) was transferred from advances in aid of construction to contributions in aid of construction.
12.Other long-term liabilities (continued)

(b)	Environmental remediation obligation
A number of the Company's regulated utilities were named as potentially responsible parties for remediation of several sites at which hazardous waste is alleged to have been disposed as a result of historical operations of Manufactured Gas Plants (“MGP”) and related facilities. The Company is currently investigating and remediating, as necessary, those MGP and related sites in accordance with plans submitted to the agency with authority for each of the respective sites.
The Company estimates the remaining undiscounted, unescalated cost of these MGP-related environmental cleanup activities will be $59,181 (2017 - $57,292) which at discount rates ranging from 2.5% to 2.8% represents the recorded accrual of $55,621 as of December 31, 2018 (2017 - $54,322). Approximately $36,611 is expected to be incurred over the next four years with the balance of cash flows to be incurred over the following 27 years.
Changes in the environmental remediation obligation are as follows:

	2018	2017
Opening balance	$54,322	$47,202
Remediation activities	(2,163)	(1,561)
Accretion	1,479	1,114
Changes in cash flow estimates	4,051	1,645
Revision in assumptions	(2,068)	5,922
Closing balance	$55,621	$54,322

By rate orders, the Regulator provided for the recovery of actual expenditures for site investigation and remediation over a period of 7 years and accordingly, as of December 31, 2018, the Company has reflected a regulatory asset of $82,295 (2017 - $82,711) for the MGP and related sites (note 7(a)).

(c)	Asset retirement obligations
Asset retirement obligations mainly relate to legal requirements to: (i) remove wind farm facilities upon termination of land leases; (ii) cut (disconnect from the distribution system), purge (cleanup of natural gas and Polychlorinated Biphenyls "PCB" contaminants) and cap gas mains within the gas distribution and transmission system when mains are retired in place, or sections of gas main are removed from the pipeline system; (iii) clean and remove storage tanks containing waste oil and other waste contaminants; (iv) remove certain river water intake structures and equipment; (v) disposal of coal combustion residuals and PCB contaminants and (vi) remove asbestos upon major renovation or demolition of structures and facilities.
Changes in the asset retirement obligations are as follows:

	2018	2017
Opening Balance	$44,166	$18,486
Obligation assumed from business acquisition and constructed projects	225	28,267
Retirement activities	(5,130)	(2,811)
Accretion	1,974	1,981
Change in cash flow estimates	2,056	(1,757)
Closing Balance	$43,291	$44,166

As the cost of retirement of utility assets, liability accretion and asset depreciation expense are expected to be recovered through rates, a corresponding regulatory asset is recorded (note 7(h)).

(d)	Customer deposits
Customer deposits result from the Company’s obligation by state regulators to collect a deposit from customers of its facilities under certain circumstances when services are connected. The deposits are refundable as allowed under the facilities’ regulatory agreement.

12.Other long-term liabilities (continued)

(e)	Unamortized investment tax credits
The unamortized investment tax credits were assumed in connection with the acquisition of Empire. The investment tax credits are associated with an investment made in a generating station. The credits are being amortized over the life of the generating station.

(f)	Deferred credits
During the year, the Company settled $16,000 of contingent consideration related to prior acquisitions resulting in a gain of approximately $12,000 which was recorded as a reduction of acquisition costs on the consolidated statements of operations.
(g)    Preferred Shares, Series C
APUC has 100 redeemable Series C preferred shares issued and outstanding. Thirty-six of the Series C preferred shares are owned by related parties controlled by executives of the Company. The preferred shares are mandatorily redeemable in 2031 for C$53,400 per share (fifty-three thousand and four hundred dollars per share) and have a contractual cumulative cash dividend paid quarterly until the date of redemption based on a prescribed payment schedule indexed in proportion to the increase in CPI over the term of the shares. The Series C preferred shares are convertible into common shares at the option of the holder and the Company, at any time after May 20, 2031 and before June 19, 2031, at a conversion price of C$53,400 per share.
As these shares are mandatorily redeemable for cash, they are classified as liabilities in the consolidated financial statements. The Series C preferred shares are accounted for under the effective interest method, resulting in accretion of interest expense over the term of the shares. Dividend payments are recorded as a reduction of the Series C preferred share carrying value.

Estimated dividend payments due in the next five years and dividend and redemption payments thereafter are as follows:
2019	$940
2020	985
2021	1,000
2022	1,019
2023	1,183
Thereafter to 2031	10,370
Redemption amount	3,914
19,411
Less: amounts representing interest	(5,993)
13,418
Less current portion	(940)
$12,478

(h)	Other
Convertible debentures
As at December 31, 2018, the carrying value of the convertible debentures was $470 (2017 - $971).
On March 1, 2016, the Company completed the sale of C$1,150,000 aggregate principal amount of 5.0% convertible debentures. The proceeds received from the initial instalment in 2016 and the final instalment in 2017, net of financing costs were $266,889 and $571,642, respectively.
The convertible debentures mature on March 31, 2026 and bore interest at an annual rate of 5% per C$1,000 principal amount of convertible debentures until and including the Final Instalment Date, after which the interest rate is 0%. The interest expense recorded for the year ended December 31, 2018 is $nil (2017 - $7,193).

12.Other long-term liabilities (continued)

(h)	Other (continued)
Convertible debentures (continued)
The debentures are convertible into up to 108,490,566 common shares. During the year ended December 31, 2018 $447 (2017 - $855,691) of principal converted to 56,926 (2017 - 108,370,081) common shares of the Company (note 13), representing conversion into common shares of 99.9% of the convertible debentures as at December 31, 2018.

Changes in Environmental Remediation Obligation
Changes in the environmental remediation obligation are as follows:

	2018	2017
Opening balance	$54,322	$47,202
Remediation activities	(2,163)	(1,561)
Accretion	1,479	1,114
Changes in cash flow estimates	4,051	1,645
Revision in assumptions	(2,068)	5,922
Closing balance	$55,621	$54,322

Schedule of Asset Retirement Obligations
Changes in the asset retirement obligations are as follows:

	2018	2017
Opening Balance	$44,166	$18,486
Obligation assumed from business acquisition and constructed projects	225	28,267
Retirement activities	(5,130)	(2,811)
Accretion	1,974	1,981
Change in cash flow estimates	2,056	(1,757)
Closing Balance	$43,291	$44,166

Principal Payments
Principal payments due in the next five years and thereafter are as follows:

2019	2020	2021	2022	2023	Thereafter	Total
$334,855	$308,917	$111,880	$343,737	$481,859	$1,740,471	$3,321,719
Dividend payments are recorded as a reduction of the Series C preferred share carrying value.

Estimated dividend payments due in the next five years and dividend and redemption payments thereafter are as follows:
2019	$940
2020	985
2021	1,000
2022	1,019
2023	1,183
Thereafter to 2031	10,370
Redemption amount	3,914
19,411
Less: amounts representing interest	(5,993)
13,418
Less current portion	(940)
$12,478